PRINCIPAL ACTIVITIES AND CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
PRINCIPAL ACTIVITIES AND CORPORATE INFORMATION	PRINCIPAL ACTIVITIES AND CORPORATE INFORMATION
Asia Pacific Wire & Cable Corporation Limited (“APWC”), which is a subsidiary of Pacific Electric Wire & Cable Co., Ltd. (“PEWC”), a Taiwanese company, was incorporated as an exempted company in Bermuda on September 19, 1996 under the Bermuda Companies Act 1981 (as amended) for the purpose of acting as a holding company. APWC is principally engaged in owning operating companies engaged in the power cable, telecommunication cable, enameled wire and electronic cable industry. APWC’s registered office is located at Victoria Place, 5th Floor, 31 Victoria Street, Hamilton HM 10, Bermuda. APWC’s executive business office is presently located in Taipei, Taiwan.
APWC’s operating subsidiaries (the “Operating Subsidiaries”) are engaged in the manufacturing and distribution of telecommunications, power cable and enameled wire products in Singapore, Thailand, Australia, the People’s Republic of China (“PRC”) and other markets in the Asia Pacific region. Major customers of the Operating Subsidiaries include government organizations, electric contracting firms, electrical dealers, and wire and cable factories. The Operating Subsidiaries also engage in the distribution of certain wire and cable products manufactured by PEWC and third parties. The Operating Subsidiaries also provide project engineering services in the supply, delivery and installation (the “SDI”) of power cables to certain of its customers.
Since 1997, APWC has been a U.S. public company with its common shares registered with the Securities and Exchange Commission (the “SEC” or the “Commission”). On April 29, 2011, APWC’s common shares commenced trading on the Nasdaq Capital Market Tier. On February 15, 2013, APWC’s common shares started trading on the Nasdaq Global Market tier. On July 24, 2020, APWC transferred its listing of common shares to the Nasdaq Capital Market Tier because it failed to meet the minimum Market Value of Publicly Held Shares ("MVPHS") requirement for continued listing on the Nasdaq Global Market tier.
On January 14, 2022, APWC distributed subscription rights without charge to its shareholders to purchase additional common shares of APWC. On February 2, 2022, APWC announced the completion of this rights offering, which was oversubscribed. In the rights offering, APWC issued and sold 6,796,558 common shares at $1.22 (in dollars) per share pursuant to the exercise of subscription rights, raising net proceeds of $7.9 million after deducting offering expenses. Following the completion of the rights offering, APWC had 20,616,227 common shares outstanding.
PEWC currently holds, dirrectly and indirectly, 80.96% of the equity of APWC and is APWC’s ultimate parent company.
Share Capital Repurchase Program
APWC’s Board of Directors authorized a share capital repurchase program on August 28, 2012. During 2012 and 2013, APWC repurchased 11,100 shares with total considerations of $38 until APWC suspended the share capital repurchase program as of June 30, 2013. APWC records the value of its common shares held in the treasury at cost.